united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Eric Kane

4221 North 203rd Street, Suite 100 Elkhorn, Nebraska  68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 3/31/20

Item 1. Reports to Stockholders.

Semi-Annual Report

March 31, 2020

RESQ Dynamic Allocation Fund

RQEAX

RQECX

RQEIX

RESQ Strategic Income Fund

RQIAX

RQICX

RQIIX

1-877-940-2526

www.RESQFunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.RESQFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds’ electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholder,

The team at ResQ hopes that you and your family are safe and sound. We are humbled by the catastrophe that the COVID-19 virus has unleashed on our health and economic well-being. We understand that different parts of the country have been hit much harder than others and although Arizona has been lightly touched, our thoughts and prayers go out to everyone affected, particularly those to the east. The country was caught flat footed and under prepared. We do remain hopeful of a therapeutic or vaccine soon and believe this country is strong enough to recover over the next few quarters.

The first quarter of 2020 was certainly unchartered territory. The year started with most economic indicators in good place and ended the quarter with an economic shutdown and 22 million Americans out of work. Unemployment claims have soared, presently over 30 million and the prospects have weakened that employers would hire all their workers back. It will be depressing to see the hangover and collateral damage inflicted to the economy. As the country begins to reopen, the states may tread lightly with an abundance of caution. American lives will still remain the most important reopening consideration. In our view, Mid-summer looks to be a realistic target for a full reopening.

Past flus have typically dropped markets 10-15% and this originally looked no different. The stock market does not handle uncertainty very well and no one knows how this all plays out. Companies are hesitant to provide guidance and earnings estimates are uncertain as the economy remains closed.

For the 10/1/19-3/31/20 period, the ResQ Dynamic Allocation Fund (-11.23%, Class I) performed slightly better but in line with its two benchmarks, the MSCI World Index (-14.30%) and the S&P 500 (-12.31%). The Fund’s lower standard deviation contributed to the outperformance.

For the 10/1/19-3/31/20 period, the ResQ Strategic Income Fund (-1.18%, Class I) performed in line with the Dow Jones Conservative Portfolio Index (-1.96%) and underperformed the Bloomberg Barclays US Aggregate Bond Index (+3.33%). Underperformance compared to the Aggregate Bond Index is to be expected as the Aggregate Bond had a larger allocation to Treasuries in a falling interest rate environment.

Portfolio management will take it one day at a time from here. The models will remain fluid and open to developing trends. A higher moving market will allow the Funds to continue the de-risking protocol of an uncertain future. If the market breaks higher, moves will begin to be made back towards a bull market portfolio.

The stock market is forward looking. A continued move higher might imply a therapeutic or vaccine is close and the economy recovering smartly into year-end.

In the reverse scenario, we have a solid strategy in place and feel very confident in our tracking of bear markets. Our investment team has tremendous experience in trading bear markets of the past. We have been through three economic recessions actively trading retail money and we have navigated the declines well in the past.

   We strive to provide our shareholders with value. Thank you for your support.

The Team at ResQ Funds

MSCI World Index - The MSCI World is a market cap weighted stock market index of 1,655 stocks from companies throughout the world. Investors cannot invest directly in an index.

S&P 500 Index - The Standard & Poor’s 500 is an American stock market index based on the market capitalizations of 500 large companies with common stock listed on the NYSE or NASDAQ. Investors cannot invest directly in an index.

Dow Jones Conservative Portfolio Index - The Dow Jones Conservative Portfolio Index is a member of the Relative Risk Index Series and designed to measure a total portfolio of stocks, bonds, and cash. The Dow Jones Conservative Portfolio Index risk level is set to 20% of the Dow Jones Global Stock CMAC Index’s downside risk. Investors cannot invest directly in an index.

Bloomberg Barclays Aggregate Bond Index - The Bloomberg Barclays Aggregate Bond Index represents the US investment-grade, taxable bond market. Investors cannot invest directly in an index.

2183-NLD-5/7/2020

RESQ Dynamic Allocation Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2020

The Fund’s performance figures* for the periods ended March 31, 2020, as compared to its benchmark:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)	Since Inception (b)
RESQ Dynamic Allocation Fund - Class A	(11.41)%	(9.20)%	(4.95)%	(2.60)%	N/A
RESQ Dynamic Allocation Fund - Class A with Load	(16.50)%	(14.45)%	(6.07)%	(3.52)%	N/A
RESQ Dynamic Allocation Fund - Class C	(11.68)%	(9.83)%	N/A	N/A	(3.83)%
RESQ Dynamic Allocation Fund - Class I	(11.23)%	(8.86)%	(4.56)%	(2.19)%	N/A
MSCI World Index (c)	(14.30)%	(10.39)%	3.25%	4.10%	4.57%
S&P 500 Total Return Index (d)	(12.31)%	(6.98)%	6.73%	7.95%	8.14%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated February 1, 2020 are 2.79%, 3.39% and 2.39% for the Class A, C and I Shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the original purchase price imposed on purchases. Redemptions of any share class made within 30 days of purchase may be assessed a redemption fee of 2.00%. For performance information current to the most recent month-end, please call 1-877-940-2526.

(a)	Inception date is December 20, 2013.

(b)	Inception date is October 17, 2014

(c)	The MSCI World Index captures large and mid cap representation across 23 Developed Markets (DM) countries. With 1,650 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2020

Holdings by Asset Type	% of Net Assets
Exchange Traded Funds - Equity Funds	77.5%
Other Assets In Excess of Liabilities	22.5%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

RESQ Strategic Income Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2020

The Fund’s performance figures* for the periods ended March 31, 2020, as compared to its benchmark:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)	Since Inception (b)
RESQ Strategic Income Fund - Class A	(1.38)%	4.51%	(2.57)%	(0.93)%	N/A
RESQ Strategic Income Fund - Class A with Load	(6.03)%	(0.47)%	(3.52)%	(1.70)%	N/A
RESQ Strategic Income Fund - Class C	(1.71)%	3.86%	(3.17)%	N/A	(2.52)%
RESQ Strategic Income Fund - Class I	(1.18)%	5.12%	(2.12)%	(0.51)%	N/A
Bloomberg Barclays U.S. Aggregate Bond Index (c)	3.33%	8.93%	3.36%	3.83%	3.44%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated February 1, 2020 are 2.80%, 3.40% and 2.40% for the Class A, C and I Shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the original purchase price imposed on purchases. Redemptions of any share class made within 30 days of purchase may be assessed a redemption fee of 2.00%. For performance information current to the most recent month-end, please call 1-877-940-2526.

(a)	Inception date is December 20, 2013.

(b)	Inception date is October 17, 2014.

(c)	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2020

Holdings by Asset Type	% of Net Assets
Exchange Traded Funds - Debt Funds	64.5%
Exchange Traded Funds - Equity Funds	17.8%
Exchange Traded Fund - Asset Allocation Fund	4.4%
Exchange Traded Funds - Commodity Funds	2.3%
Other Assets In Excess of Liabilities	11.0%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

RESQ Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 77.5%
	EQUITY FUNDS - 77.5%
113,500	Direxion Daily S&P 500 Bear 3X Shares	$1,809,190
103,400	ETFMG Alternative Harvest ETF	1,178,760
94,200	iShares MSCI ACWI ex US ETF	3,546,630
17,300	iShares Nasdaq Biotechnology ETF	1,863,902
75,500	SPDR Portfolio S&P 1500 Composite Stock Market ETF	2,374,475
15,200	SPDR S&P 500 ETF Trust	3,917,800
13,100	Vanguard S&P 500 ETF	3,102,342
31,300	Vanguard Value ETF	2,787,578
117,313	Wisdomtree Trust-Wisdomtree US Multifactor Fund	2,876,515
	TOTAL EXCHANGE TRADED FUNDS (Cost - $28,136,875)	23,457,192

	TOTAL INVESTMENTS - 77.5% (Cost - $28,136,875)	$23,457,192
	OTHER ASSETS IN EXCESS OF LIABILITIES - 22.5%	6,818,127
	NET ASSETS - 100.0%	$30,275,319

ACWI - All Country World Index

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

RESQ Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 89.0%
	ASSET ALLOCATION FUND - 4.4%
28,600	SPDR Bloomberg Barclays Convertible Securities ETF	$1,368,796

	COMMODITY FUNDS - 2.3%
15,000	iShares Silver Trust *	195,750
3,500	SPDR Gold Shares *	518,175
		713,925
	EQUITY FUNDS - 17.8%
23,000	Vanguard Dividend Appreciation ETF	2,377,970
19,900	Vanguard Growth ETF	3,118,131
		5,496,101
	DEBT FUNDS - 64.5%
81,500	Invesco Senior Loan ETF	1,667,490
25,000	iShares iBoxx High Yield Corporate Bond ETF	1,926,750
23,050	iShares MBS ETF	2,545,642
46,175	iShares National Muni Bond ETF	5,218,237
40,000	iShares Preferred & Income Securities ETF	1,273,600
295,000	ProShares UltraShort 20+ Year Treasury	4,743,600
47,300	Vanguard Mortgage-Backed Securities ETF	2,577,850
		19,953,169

	TOTAL EXCHANGE TRADED FUNDS (Cost - $28,420,877)	27,531,991

	TOTAL INVESTMENTS - 89.0% (Cost - $28,420,877)	$27,531,991
	OTHER ASSETS IN EXCESS OF LIABILITIES - 11.0%	3,383,897
	NET ASSETS - 100.0%	$30,915,888

ETF - Exchange Traded Fund

MBS - Mortgage Backed Security

SPDR - Standard & Poor’s Depositary Receipt

*	Non-income producing security.

See accompanying notes to financial statements.

RESQ Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2020

	RESQ Dynamic	RESQ Strategic
	Allocation Fund	Income Fund
ASSETS
Investment securities:
At cost	$28,136,875	$28,420,877
At value	$23,457,192	$27,531,991
Cash and cash equivalents	6,816,244	5,295,252
Dividends and interest receivable	30,815	10,538
Prepaid expenses and other assets	36,880	39,949
TOTAL ASSETS	30,341,131	32,877,730

LIABILITIES
Investment advisory fees payable	26,764	26,181
Payable to related parties	14,287	15,245
Distribution (12b-1) fees payable	10,629	10,525
Payable for investments purchased	—	1,896,564
Accrued expenses and other liabilities	14,132	13,327
TOTAL LIABILITIES	65,812	1,961,842
NET ASSETS	$30,275,319	$30,915,888

NET ASSETS CONSIST OF:
Paid in capital	$39,055,085	$37,649,560
Accumulated loss	(8,779,766)	(6,733,672)
NET ASSETS	$30,275,319	$30,915,888

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$29,993,326	$30,893,172
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	3,757,160	3,531,176
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share (a)	$7.98	$8.75
Maximum Offering Price Per Share (b)	$8.47	$9.19

Class C Shares:
Net Assets	$35,191	$12,668
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	4,557	1,473
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share (a)	$7.72	$8.60

Class I Shares:
Net Assets	$246,802	$10,048
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	30,181	1,141
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share (a)	$8.18	$8.80	(c)

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.

(b)	There is a maximum front-end sales charge (load) of 5.75% and 4.75% imposed on purchases of Class A shares of the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund, respectively.

(c)	Net assets divided by shares outstanding does not equal net asset value due to rounding.

See accompanying notes to financial statements.

RESQ Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2020

	RESQ Dynamic	RESQ Strategic
	Allocation Fund	Income Fund
INVESTMENT INCOME
Dividends	$424,063	$405,491
Interest	10,931	11,186
TOTAL INVESTMENT INCOME	434,994	416,677

EXPENSES
Investment advisory fees	261,654	237,386
Distribution (12b-1) fees:
Class A	71,531	65,441
Class C	209	64
Registration fees	25,056	25,056
Transfer agent fees	20,926	20,925
Administrative services fees	20,537	20,527
Accounting services fees	16,520	16,353
Audit fees	8,495	8,495
Trustees fees and expenses	7,489	7,489
Compliance officer fees	6,989	6,989
Legal fees	6,978	6,978
Printing and postage expenses	5,761	5,761
Custodian fees	3,000	3,000
Insurance expense	604	555
Other expenses	2,500	2,239
TOTAL EXPENSES	458,249	427,258

Fees waived by the Advisor	(62,097)	(67,252)

NET EXPENSES	396,152	360,006

NET INVESTMENT INCOME	38,842	56,671

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	939,443	517,993
Net change in unrealized depreciation on investments	(4,956,951)	(1,054,321)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(4,017,508)	(536,328)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,978,666)	$(479,657)

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	March 31, 2020	For the Year Ended
	(Unaudited)	September 30, 2019
FROM OPERATIONS
Net investment income (loss)	$38,842	$(236,693)
Net realized gain (loss) on investments	939,443	(2,878,436)
Net change in unrealized appreciation (depreciation) on investments	(4,956,951)	90,410
Net decrease in net assets resulting from operations	(3,978,666)	(3,024,719)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(44,835)	—
Class C	(89)	—
Class I	(765)	—
Net decrease in net assets from distributions to shareholders	(45,689)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	741,974	684,615
Class I	14,550	48,404
Net asset value of shares issued in reinvestment of distributions:
Class A	44,690	—
Class C	89	—
Class I	765	—
Payments for shares redeemed:
Class A	(3,559,834)	(6,296,745)
Class C	(11,156)	(24,465)
Class I	(10,956)	(260,594)
Net decrease in net assets from shares of beneficial interest	(2,779,878)	(5,848,785)

TOTAL DECREASE IN NET ASSETS	(6,804,233)	(8,873,504)

NET ASSETS
Beginning of Period	37,079,552	45,953,056
End of Period	$30,275,319	$37,079,552

SHARE ACTIVITY
Class A:
Shares Sold	84,260	75,414
Shares Reinvested	5,066	—
Shares Redeemed	(405,227)	(714,749)
Net decrease in shares of beneficial interest outstanding	(315,901)	(639,335)

Class C:
Shares Reinvested	10	—
Shares Redeemed	(1,274)	(2,781)
Net decrease in shares of beneficial interest outstanding	(1,264)	(2,781)

Class I:
Shares Sold	1,564	5,333
Shares Reinvested	85	—
Shares Redeemed	(1,144)	(28,742)
Net increase (decrease) in shares of beneficial interest outstanding	505	(23,409)

See accompanying notes to financial statements.

RESQ Strategic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	March 31, 2020	For the Year Ended
	(Unaudited)	September 30, 2019
FROM OPERATIONS
Net investment income	$56,671	$18,461
Net realized gain (loss) on investments	517,993	(954,949)
Net change in unrealized appreciation (depreciation) on investments	(1,054,321)	338,604
Net decrease in net assets resulting from operations	(479,657)	(597,884)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(63,876)	(42,704)
Class I	(51)	(293)
Net decrease in net assets from distributions to shareholders	(63,927)	(42,997)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	650,022	646,332
Class I	1,897	9,500
Net asset value of shares issued in reinvestment of distributions:
Class A	63,626	42,532
Class I	51	212
Payments for shares redeemed:
Class A	(3,293,152)	(5,153,691)
Class I	(18)	(116,197)
Net decrease in net assets from shares of beneficial interest	(2,577,574)	(4,571,312)

TOTAL DECREASE IN NET ASSETS	(3,121,158)	(5,212,193)

NET ASSETS
Beginning of Period	34,037,046	39,249,239
End of Period	$30,915,888	$34,037,046

SHARE ACTIVITY
Class A:
Shares Sold	73,674	77,452
Shares Reinvested	7,234	4,998
Shares Redeemed	(376,792)	(610,631)
Net decrease in shares of beneficial interest outstanding	(295,884)	(528,181)

Class I:
Shares Sold	212	1,105
Shares Reinvested	6	25
Shares Redeemed	(2)	(13,504)
Net increase (decrease) in shares of beneficial interest outstanding	216	(12,374)

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the		For the
	March 31, 2020		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016		September 30, 2015
Net asset value, beginning of period	$9.02		$9.62	$9.07	$8.42	$8.66		$10.41
Activity from investment operations:
Net investment income (loss) (1)	0.01		(0.05)	(0.06)	(0.07)	(0.12)		(0.04)
Net realized and unrealized gain (loss) on investments	(1.04)		(0.55)	0.61	0.72	(0.12	) (2)	(1.10)
Total from investment operations	(1.03)		(0.60)	0.55	0.65	(0.24)		(1.14)
Paid-in-capital from redemption fees (1)	—		—	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)
Less distributions from:
Net investment income	(0.01)		—	—	—	—		—
Net realized gains	—		—	—	—	—		(0.61)
Total distributions	(0.01)		—	—	—	—		(0.61)
Net asset value, end of period	$7.98		$9.02	$9.62	$9.07	$8.42		$8.66
Total return (4)	(11.41	)% (5)	(6.24)%	6.06%	7.72%	(2.77)%		(11.79)%
Net assets, at end of period (000s)	$29,993		$36,754	$45,351	$42,246	$41,222		$42,137
Ratio of gross expenses to average net assets (6)	2.54	% (7)	2.49%	2.42%	2.42%	2.52%		2.60%
Ratio of net expenses to average net assets (6)	2.20	% (7)	2.20%	2.25%	2.35%	2.35%		2.35%
Ratio of net investment loss before waiver to average net assets (8)	(0.13	)% (7)	(0.89)%	(0.76)%	(0.89)%	(1.61)%		(0.60)%
Ratio of net investment Income (loss) to average net assets (8)	0.21	% (7)	(0.60)%	(0.59)%	(0.82)%	(1.44)%		(0.35)%
Portfolio Turnover Rate	306	% (5)	861%	448%	1060%	907%		683%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the		For the
	March 31, 2020		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	(Unaudited)		September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016		September 30, 2015 (1)
Net asset value, beginning of period	$8.76		$9.40	$8.92	$8.33	$8.63		$10.15
Activity from investment operations:
Net investment loss (2)	(0.02)		(0.11)	(0.15)	(0.12)	(0.17)		(0.09)
Net realized and unrealized gain (loss) on investments	(1.00)		(0.53)	0.63	0.71	(0.13	) (3)	(0.82)
Total from investment operations	(1.02)		(0.64)	0.48	0.59	(0.30)		(0.91)
Paid-in-capital from redemption fees (2)	—		—	—	0.00 (4)	0.00	(4)	0.00	(4)
Less distributions from:
Net investment income	(0.02)		—	—	—	—		—
Net realized gains	—		—	—	—	—		(0.61)
Total distributions	(0.02)		—	—	—	—		(0.61)
Net asset value, end of period	$7.72		$8.76	$9.40	$8.92	$8.33		$8.63
Total return (5)	(11.68	)% (6)	(6.81)%	5.38%	7.08%	(3.48)%		(9.84	)% (6)
Net assets, at end of period (000s)	$35		$51	$81	$400	$672		$1,728
Ratio of gross expenses to average net assets (7)	3.14	% (8)	3.09%	3.02%	3.02%	3.12%		3.20	% (8)
Ratio of net expenses to average net assets (7)	2.80	% (8)	2.80%	2.85%	2.95%	2.95%		2.95	% (8)
Ratio of net investment loss before waiver to average net assets (9)	(0.73	)% (8)	(1.50)%	(1.82)%	(1.42)%	(2.19)%		(1.19	)% (8)
Ratio of net investment loss to average net assets (9)	(0.39	)% (8)	(1.21)%	(1.65)%	(1.35)%	(2.03)%		(0.94	)% (8)
Portfolio Turnover Rate	306	% (6)	861%	448%	1060%	907%		683	% (6)

(1)	The RESQ Dynamic Allocation Fund Class C shares commenced operations on October 17, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the		For the
	March 31, 2020		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016		September 30, 2015
Net asset value, beginning of period	$9.24		$9.82	$9.21	$8.51	$8.72		$10.45
Activity from investment operations:
Net investment income (loss) (1)	0.03		(0.02)	(0.03)	(0.03)	(0.09)		0.00 (2)
Net realized and unrealized gain (loss) on investments	(1.06)		(0.56)	0.64	0.73	(0.12	) (3)	(1.12)
Total from investment operations	(1.03)		(0.58)	0.61	0.70	(0.21)		(1.12)
Paid-in-capital from redemption fees (1)	—		—	0.00 (2)	—	0.00	(2)	0.00 (2)
Less distributions from:
Net investment income	(0.03)		—	—	—	—		—
Net realized gains	—		—	—	—	—		(0.61)
Total distributions	(0.03)		—	—	—	—		(0.61)
Net asset value, end of period	$8.18		$9.24	$9.82	$9.21	$8.51		$8.72
Total return (4)	(11.23	)% (5)	(5.91)%	6.62%	8.23%	(2.41)%		(11.54)%
Net assets, at end of period (000s)	$247		$274	$521	$561	$3,004		$5,823
Ratio of gross expenses to average net assets (6)	2.14	% (7)	2.09%	2.02%	2.02%	2.12%		2.20%
Ratio of net expenses to average net assets (6)	1.80	% (7)	1.80%	1.85%	1.95%	1.95%		1.95%
Ratio of net investment income (loss) before waiver to average net assets (8)	0.26	% (7)	(0.52)%	(0.46)%	(0.42)%	(1.24)%		(0.25)%
Ratio of net investment income (loss) to average net assets (8)	0.60	% (7)	(0.22)%	(0.29)%	(0.35)%	(1.06)%		0.00%
Portfolio Turnover Rate	306	% (5)	861%	448%	1060%	907%		683%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	March 31, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016	September 30, 2015
Net asset value, beginning of period	$8.89		$8.98	$9.63	$9.37	$9.60	$10.39
Activity from investment operations:
Net investment income (loss) (1)	0.02		0.00 (2)	0.08	0.04	(0.02)	0.11
Net realized and unrealized gain (loss) on investments	(0.14)		(0.08)	(0.65)	0.26	(0.20)	(0.39)
Total from investment operations	(0.12)		(0.08)	(0.57)	0.30	(0.22)	(0.28)
Paid-in-capital from redemption fees (1)	—		—	—	0.00 (2)	0.00 (2)	0.00	(2)
Less distributions from:
Net investment income	(0.02)		(0.01)	(0.08)	(0.01)	—	(0.14)
Net realized gains	—		—	—	—	—	(0.37)
Return of capital	—		—	—	(0.03)	(0.01)	(0.00	) (2)
Total distributions	(0.02)		(0.01)	(0.08)	(0.04)	(0.01)	(0.51)
Net asset value, end of period	$8.75		$8.89	$8.98	$9.63	$9.37	$9.60
Total return (3)	(1.38	)% (4)	(0.88)%	(5.91)%	3.21%	(2.32)%	(2.94)%
Net assets, at end of period (000s)	$30,893		$34,016	$39,116	$42,134	$40,721	$42,740
Ratio of gross expenses to average net assets (5)	2.61	% (6)	2.57%	2.47%	2.43%	2.52%	2.62%
Ratio of net expenses to average net assets (5)	2.20	% (6)	2.20%	2.25%	2.35%	2.35%	2.35%
Ratio of net investment income (loss) before waiver to average net assets (7)	(0.06	)% (6)	(0.33)%	0.59%	0.33%	(0.39)%	0.86%
Ratio of net investment income (loss) to average net assets (7)	0.35	% (6)	0.05%	0.81%	0.41%	(0.23)%	1.13%
Portfolio Turnover Rate	270	% (4)	1504%	738%	935%	1013%	617%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the		For the	For the
	March 31, 2020		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	(Unaudited)		September 30, 2019	September 30, 2018	September 30, 2017		September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$8.75		$8.88	$9.52	$9.28		$9.57	$10.41
Activity from investment operations:
Net investment income (loss) (2)	(0.01)		(0.05)	0.01	(0.02	) (3)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.14)		(0.08)	(0.62)	0.26		(0.21)	(0.26)
Total from investment operations	(0.15)		(0.13)	(0.61)	0.24		(0.29)	(0.34)
Paid-in-capital from redemption fees (2)	—		—	—	—		0.00 (4)	0.00	(4)
Less distributions from:
Net investment income	—		—	(0.03)	—		—	(0.13)
Net realized gains	—		—	—	—		—	(0.37)
Return of capital	—		—	—	—		—	(0.00	) (4)
Total distributions	—		—	(0.03)	—		—	(0.50)
Net asset value, end of period	$8.60		$8.75	$8.88	$9.52		$9.28	$9.57
Total return (5)	(1.71	)% (6)	(1.46)%	(6.41)%	2.59%		(3.03)%	(3.52	)% (6)
Net assets, at end of period (000s)	$13		$13	$13	$70		$185	$1,122
Ratio of gross expenses to average net assets (7)	3.21	% (8)	3.17%	3.07%	3.03%		3.12%	3.22	% (8)
Ratio of net expenses to average net assets (7)	2.80	% (8)	2.80%	2.85%	2.95%		2.95%	2.95	% (8)
Ratio of net investment loss before waiver to average net assets (9)	(0.66	)% (8)	(0.92)%	(0.07)%	(0.31)%		(0.94)%	(1.05	)% (8)
Ratio of net investment income (loss) to average net assets (9)	(0.25	)% (8)	(0.55)%	0.13%	(0.23)%		(0.78)%	(0.78	)% (8)
Portfolio Turnover Rate	270	% (6)	1504%	738%	935%		1013%	617	% (6)

(1)	The RESQ Strategic Income Fund’s Class C shares commenced operations on October 17, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	March 31, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016	September 30, 2015
Net asset value, beginning of period	$8.95		$9.01	$9.66	$9.39	$9.60	$10.38
Activity from investment operations:
Net investment income (1)	0.03		0.04	0.12	0.08	0.01	0.09
Net realized and unrealized gain (loss) on investments	(0.14)		(0.06)	(0.65)	0.27	(0.20)	(0.33)
Total from investment operations	(0.11)		(0.02)	(0.53)	0.35	(0.19)	(0.24)
Paid-in-capital from redemption fees (1)	—		—	—	—	0.00 (2)	0.00	(2)
Less distributions from:
Net investment income	(0.04)		(0.04)	(0.12)	(0.02)	—	(0.17)
Net realized gains	—		—	—	—	—	(0.37)
Return of capital	—		—	—	(0.06)	(0.02)	(0.00	) (2)
Total distributions	(0.04)		(0.04)	(0.12)	(0.08)	(0.02)	(0.54)
Net asset value, end of period	$8.80		$8.95	$9.01	$9.66	$9.39	$9.60
Total return (3)	(1.18	)% (4)	(0.23)%	(5.52)%	3.71%	(1.98)%	(2.51)%
Net assets, at end of period (000s)	$10		$8	$120	$156	$1,674	$3,429
Ratio of gross expenses to average net assets (5)	2.21	% (6)	2.17%	2.07%	2.03%	2.12%	2.22%
Ratio of net expenses to average net assets (5)	1.80	% (6)	1.80%	1.85%	1.95%	1.95%	1.95%
Ratio of net investment income (loss) before waiver to average net assets (7)	0.31	% (6)	0.04%	1.01%	0.78%	(0.01)%	0.66%
Ratio of net investment income to average net assets (7)	0.72	% (6)	0.41%	1.24%	0.86%	0.16%	0.93%
Portfolio Turnover Rate	270	% (4)	1504%	738%	935%	1013%	617%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2020

1.	ORGANIZATION

The RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the RESQ Dynamic Allocation Fund is to seek long term capital appreciation with capital preservation as a secondary objective. The investment objective of the RESQ Strategic Income Fund is to seek income with an emphasis on total return and capital preservation as a secondary objective.

Each Fund currently offers three classes of shares: Class A, Class C and Class I shares. Class A and Class I Shares of each Fund commenced operations on December 20, 2013. Class C shares of each Fund commenced operations on October 17, 2014. RESQ Dynamic Allocation Fund Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. RESQ Strategic Income Fund Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. Class C and Class I shares of the Funds are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as ” odd lots” and larger institutional- sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2020

be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2020

inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2020 for each Fund’s investments measured at fair value:

RESQ Dynamic Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$23,457,192	$—	$—	$23,457,192
Total	$23,457,192	$—	$—	$23,457,192

RESQ Strategic Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$27,531,991	$—	$—	$27,531,991
Total	$27,531,991	$—	$—	$27,531,991

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for classification by asset type.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2017-2019, or expected to be taken in the Funds’ 2020 tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. Neither Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or represent a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2020

the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

RESQ Investment Partners, LLC (the “Advisor”), serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of each Fund’s investment portfolio. Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Advisor directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.45% of each of the RESQ Dynamic Allocation Fund’s and RESQ Strategic Income Fund’s average daily net assets. For the six months ended March 31, 2020, the Advisor earned advisory fees of $261,654 and $237,386 for the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses until at least January 31, 2021 to the extent necessary so that the total operating expenses incurred by a Fund exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 2.20%, 2.80% and 1.80% of the daily average net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively (the “Expense Limitation”). During the six months ended March 31, 2020, the Advisor waived fees/reimbursed expenses pursuant to the Waiver Agreement in the amount of $62,097 and $67,252 for the RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently less than the expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation then in effect or in effect at time of waiver. If Fund operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor. As of September 30, 2019, the total amount of expense reimbursement subject to recapture for the RESQ Dynamic Allocation Fund is $223,263, of which $30,118 will expire on September 30, 2020, $78,399 will expire on September 30, 2021, and $114,746 will expire on September 30, 2022. As of September 30, 2019, the total amount of expense reimbursement subject to recapture for the RESQ Strategic Income Fund is $252,993, of which $33,409 will expire on September 30, 2020, $91,491 will expire on September 30, 2021 and $128,093 will expire on September 30, 2022.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2020

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares, as amended (the “Plans”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Class A and Class C shares. Under the Plans, the Funds may each pay 0.40% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the six months ended March 31, 2020, RESQ Dynamic Allocation Fund incurred distribution fees of $71,531 and $209 for Class A and Class C shares, respectively. For the six months ended March 31, 2020, the RESQ Strategic Income Fund incurred distribution fees of $65,441 and $64 for Class A and Class C shares, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended March 31, 2020, the Distributor did not receive any underwriting commissions for sales of RESQ Dynamic Allocation Fund’s Class A shares. During the six months ended March 31, 2020, the Distributor did not receive any underwriting commissions for sales of RESQ Strategic Income Fund’s Class A shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to a separate servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Funds, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Funds. Under the terms of such agreement, NLCS receives customary fees from the Funds. An officer of the Funds are also an officer of NLCS, and are not paid any fees directly by the Funds for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

4.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 30 days. The redemption fee is paid directly to the applicable Fund. For the six months ended March 31, 2020, the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund did not assess any redemption fees.

5.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $ 98,933,514 and $104,036,353, respectively, for the RESQ Dynamic Allocation Fund, and $80,731,343 and $82,909,411, respectively, for the RESQ Strategic Income Fund.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2020

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2020, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
RESQ Dynamic Allocation Fund	$28,254,378	$—	$(4,797,186)	$(4,797,186)
RESQ Strategic Income Fund	28,808,016	418,291	(1,694,316)	(1,276,025)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2019 and September 30, 2018 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
9/30/2019	Income	Capital Gains	Capital	Total
RESQ Dynamic Allocation Fund	$—	$—	$—	$—
RESQ Strategic Income Fund	42,997	—	—	42,997

For fiscal year ended	Ordinary	Long-Term	Return of
9/30/2018	Income	Capital Gains	Capital	Total
RESQ Dynamic Allocation Fund	$—	$—	$—	$—
RESQ Strategic Income Fund	354,856	—	9,037	363,893

As of September 30, 2019, the components of accumulated earnings/(loss) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Loss)
RESQ Dynamic Allocation Fund	$—	$—	$(4,053,851)	$(861,325)	$—	$159,765	$(4,755,411)
RESQ Strategic Income Fund	597	—	(45,151)	(5,923,830)	—	(221,704)	(6,190,088)

The difference between book basis and tax basis accumulated net realized loss and unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The RESQ Dynamic Allocation Fund incurred and elected to defer such capital losses of $ 102,432.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
RESQ Dynamic Allocation Fund	$3,951,419
RESQ Strategic Income Fund	45,151

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2020

At September 30, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring		Capital Loss Carry
	Short-Term	Long-Term	Total	Forwards Utilized
RESQ Dynamic Allocation Fund	$834,065	$27,260	$861,325	$1,113,883
RESQ Strategic Income Fund	5,919,928	3,902	5,923,830	—

Permanent book and tax differences, primarily attributable to the reclass of net operating losses and tax adjustment related to a tax return update, resulted in reclassifications for the fiscal year ended September 30, 2019 as follows:

	Paid
	In	Accumulated
	Capital	Loss
RESQ Dynamic Allocation Fund	$(395,513)	$395,513
RESQ Strategic Income Fund	(25,133)	25,133

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2020, the shareholders listed below held more than 25% of a Fund and may be deemed to control that Fund.

Shareholder	Fund	Percent
Charles Schwab & Co.	RESQ Dynamic Allocation Fund	55.01%
NFS LLC	RESQ Dynamic Allocation Fund	44.70%
Charles Schwab & Co.	RESQ Strategic Income Fund	54.97%
NFS LLC	RESQ Strategic Income Fund	44.84%

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

RESQ Funds
EXPENSE EXAMPLES (Unaudited)
March 31, 2020

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 through March 31, 2020.

Actual Expenses

The “Actual” columns in the tables below provide information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the tables below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

RESQ Dynamic Allocation Fund

					Hypothetical
		Actual			(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Beginning	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Account	Paid
	Expense	Value	Value	During	Value	Value	During
	Ratio	10/1/19	3/31/20	Period (a)	10/1/19	3/31/20	Period (a)
Class A	2.20%	$1,000.00	$885.90	$10.37	$1,000.00	$1,014.00	$11.08
Class C	2.80%	$1,000.00	$883.20	$13.18	$1,000.00	$1,011.00	$14.08
Class I	1.80%	$1,000.00	$887.70	$8.49	$1,000.00	$1,016.00	$9.07

RESQ Strategic Income Fund

					Hypothetical
		Actual			(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Beginning	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Account	Paid
	Expense	Value	Value	During	Value	Value	During
	Ratio	10/1/19	3/31/20	Period (a)	10/1/19	3/31/20	Period (a)
Class A	2.20%	$1,000.00	$986.20	$10.92	$1,000.00	$1,014.00	$11.08
Class C	2.80%	$1,000.00	$982.90	$13.88	$1,000.00	$1,011.00	$14.08
Class I	1.80%	$1,000.00	$988.20	$8.95	$1,000.00	$1,016.00	$9.07

(a)	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

RESQ FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2020

Renewal of Advisory Agreement – RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund*

In connection with a meeting held on November 19-20, 2019, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Advisor and the Trust, with respect to the RESQ Dynamic Allocation Fund (“RESQ DA”) and RESQ Strategic Income Fund (“RESQ SI”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to RESQ DA and RESQ SI and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services. The Board noted that the Advisor was founded in 2013 and had approximately $71 million in assets under management. The Board remarked that the Advisor’s key investment personnel responsible for the Funds had several years of financial industry experience. The Board observed the Advisor used multiple technical indicators to study the price movements of securities and create quantitative models that were updated on an ongoing basis to identify market trends. The Board acknowledged that the Advisor relied on its research and modeling process for risk management and contracted with multiple signal providers to confirm market trends and sector rotation. The Board recognized that the Advisor monitored compliance with the Funds’ investment limitations using a checklist system from pre-trade to post-trade operations and built each RESQ Fund’s investment limitations into the respective model’s algorithm to ensure each RESQ Fund remained within the applicable model’s parameters. The Board noted the Advisor monitored each trade for best execution and price and reviewed its broker dealers annually. The Board discussed that the Advisor’s active management style based on mathematical algorithms took the emotion out of trading and had benefitted capital preservation. The Board concluded it expected the Advisor to provide satisfactory service to each RESQ Fund and their respective shareholders.

Performance.

RESQ DA—The Board noted that RESQ DA had a one-star Morningstar rating and underperformed its peer group, Morningstar category, and the S&P 500 Total Return Index across all periods. The Board recognized that RESQ DA remained in a defensive position throughout periods of market volatility and missed the upside when markets recovered. The Board discussed that RESQ DA was in the top quartile for standard deviation over the 1-year and 3-year periods. Although past performance is not predictive of future results, the Board concluded that the Advisor had the potential to provide satisfactory returns.

RESQ SI—The Board noted that RESQ SI received a one-star rating from Morningstar and underperformed its peer group, Morningstar category and the Bloomberg Barclays US Aggregate Bond Total Return Index across all periods. The Board discussed the Advisor’s belief that RESQ SI was more akin to an alternative nontraditional bond product that was rarely invested in pure equities such that the benchmark did not provide the most apt comparison. The Board considered that bond-like investments in RESQ SI did not recover as quickly as its peer funds after the severe market decline during the fourth quarter of 2018. The Board remarked that, based on information the Advisor provided, RESQ SI was currently outperforming its Morningstar category and had low standard deviation. Although past performance is not predictive of future results, the Board concluded that the Advisor had the potential to provide satisfactory returns.

RESQ FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
March 31, 2020

Fees and Expenses.

RESQ DA—The Board noted the Advisor’s advisory fee charged to RESQ DA was 1.45% and the highest fee in its Morningstar category and peer group. The Board further noted that the 1.80% net expense ratio for RESQ DA was the high of its Morningstar category and peer group. The Board recalled its discussion with the Advisor in which representatives of the Advisor explained the quality of its research, active management and risk monitoring for RESQ DA at current asset levels drove its higher than average fees and expenses. The Board noted the Advisor was willing to explore expense reductions in the future, and that it currently had an expense limitation in place that it intended to renew. The Board concluded that the Advisor’s advisory fee for RESQ DA was not unreasonable.

RESQ SI—The Board noted the Advisor’s 1.45% annual advisory fee charged to RESQ SI was the highest fee in its Morningstar category and peer group. The Board discussed RESQ SI’s 1.80% net expense ratio was the high of the Morningstar category and tied with the highest of its peer group. The Board noted that RESQ SI was smaller than most funds in its peer group. The Board appreciated that the Advisor was open to exploring fee reductions at a later date. The Board concluded that the Advisor’s advisory fee for RESQ SI was not unreasonable.

Economies of Scale. The Board discussed the size of the Funds and their prospects for growth, concluding neither RESQ DA nor RESQ SI had achieved meaningful economies that would necessitate the establishment of breakpoints. The Board noted the Advisor was willing to discuss the implementation of breakpoints as the assets of the Funds grew and the Advisor achieved material economies of scale related to their operations. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability. The Board reviewed the Advisor’s profitability analysis in connection with its management of each RESQ Fund, and noted that the Advisor was managing each of the Funds at a loss. The Board concluded, therefore, that excessive profitability was not an issue for the Advisor.

Conclusion. Having requested and reviewed such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee for each of the Funds was not unreasonable, and renewal of the Advisory Agreement was in the best interests of each RESQ Fund and its shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-940-2526 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-940-2526.

INVESTMENT ADVISOR
RESQ Investment Partners, LLC
9260 E. Raintree Drive, Suite 100
Scottsdale, Arizona 85260

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 6/8/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 6/8/20

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/8/20